Segment Information Level 4 (Details) - EBITDA by Segment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	$ 466	$ 462	$ 446
Earnings from unconsolidated entities, net of taxes	17	20	17
EPCD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	$ 307	$ 290	$ 279
Earnings from unconsolidated entities, net of taxes
FPD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	$ 233	$ 255	$ 235
Earnings from unconsolidated entities, net of taxes
FPD [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	$ (74)	$ (83)	$ (68)